Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Deposits [Abstract]
Schedule of Maturities of Time Deposits
At December 31, 2020, the scheduled maturities of time deposits are as follows:

Scheduled maturities of time deposits
Due on or before:
December 31, 2021	$1,048,816
December 31, 2022	204,165
December 31, 2023	117,178
December 31, 2024	44,718
December 31, 2025	22,325
Thereafter	52
Total	$1,437,254